28. SHARE-BASED COMPENSATION PLANS (Details 1)	12 Months Ended
Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	3,692,372
Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning
Granted	200,000
Outstanding at ending	200,000